TENANT IMPROVEMENTS - Schedule of Tenant Improvements (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Less accumulated depreciation and amortization	$ (556,228)
Tenant improvements, net	861,048	$ 872,060	$ 577,781
Tenant Improvement
Tenant Improvements	923,820	923,820	592,195
Less accumulated depreciation and amortization	(62,772)	(51,760)	(14,414)
Tenant improvements, net	$ 861,048	$ 872,060	$ 577,781